Acquisitions - Fair Values of Assets Acquired and Liabilities Assumed at Acquisition Dates (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Goodwill	$ 139,774	$ 111,193
Series of Individually Immaterial Business Acquisitions
Business Acquisition [Line Items]
Accounts Receivable	9,544
Inventory	5,417
Property, plant and equipment	8,580
Other intangible assets (Note 7)	17,467
Other assets	34
Goodwill	28,581
Current liabilities	(286)
Total net assets acquired	$ 69,337